UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Allocation Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Consolidated Schedule of Investments (unaudited) January 31, 2018	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 53.5%

Australia — 0.0%
AMP Ltd.	39,410	$166,463
BHP Billiton Ltd.	26,007	636,004
National Australia Bank Ltd.	16,493	386,380
Rio Tinto Ltd.	8,419	518,343
Rio Tinto PLC	9,637	536,424
Stockland	83,564	285,022
Telstra Corp. Ltd.	37,729	111,548
Wesfarmers Ltd.	3,647	128,639
Westpac Banking Corp.	2,973	74,072
Woolworths Group Ltd.	30,849	670,001

		3,512,896
Belgium — 0.4%
Anheuser-Busch InBev SA	1,360,033	154,036,514

Brazil — 0.3%
Azul SA — ADR(a)	3,300,508	96,341,829
Banco do Brasil SA	48,985	610,083
JBS SA	110,664	349,081
Vale SA	44,206	575,120

		97,876,113
Canada — 0.4%
Bank of Nova Scotia	10,400	690,966
Barrick Gold Corp.	17,150	246,653
Canadian National Railway Co.	4,788	383,741
Canadian Natural Resources Ltd.	6,134	209,404
Encana Corp.	12,088,496	149,655,580
Magna International, Inc.	18,077	1,032,594
Nufarm Ltd.(a)	6,565	343,468
Platinum Group Metals Ltd.(a)(b)(r)	8,144,181	3,452,389
Royal Bank of Canada	11,808	1,011,072
Suncor Energy, Inc.	2,812	101,872
Teck Resources Ltd., Class B	21,410	621,760
Thomson Reuters Corp.	22,732	983,760

		158,733,259
China — 0.6%
Agricultural Bank of China Ltd., Class H	1,126,000	688,930
Alibaba Group Holding Ltd. — ADR(a)(b)	995,013	203,271,206
Bank of China Ltd., Class H	1,100,000	659,268
Bank of Communications Co. Ltd., Class H	264,000	227,986
China Communications Construction Co. Ltd., Class H	24,000	28,576
China Construction Bank Corp., Class H	849,000	974,713
China Mobile Ltd.	107,500	1,132,017
China Resources Power Holdings Co. Ltd.	262,000	483,090
China Telecom Corp. Ltd., Class H	462,000	228,815
CLP Holdings Ltd.	1,368,000	13,937,884
CNOOC Ltd.	634,000	996,560
Country Garden Holdings Co. Ltd.	21,000	45,108
Dongfeng Motor Group Co. Ltd., Class H	418,000	544,336

Security	Shares	Value
China (continued)
Geely Automobile Holdings Ltd.	36,000	$114,529
Guangzhou Automobile Group Co. Ltd., Class H	152,000	342,594
Hengan International Group Co. Ltd.	2,000	19,162
Industrial & Commercial Bank of China Ltd., Class H	723,000	681,043
Longfor Properties Co. Ltd.	62,500	203,962
New Oriental Education & Technology Group, Inc. — ADR	8,982	827,152
PICC Property & Casualty Co. Ltd., Class H	12,000	24,825
Tencent Holdings Ltd.	6,400	378,160
Want Want China Holdings Ltd.(b)	11,149,001	9,825,738
Yum China Holdings, Inc.	2,347	108,877

		235,744,531
Czech Republic — 0.1%
CEZ AS	661,033	16,933,662

Denmark — 0.0%
AP Moeller — Maersk A/S, Class A	129	220,403
AP Moeller — Maersk A/S, Class B	156	278,495
Danske Bank A/S	21,563	875,606

		1,374,504
Finland — 0.2%
Nokia OYJ	19,213,363	92,676,487

France — 2.2%
AXA SA	2,953,809	97,143,172
BNP Paribas SA	8,973	741,114
Cie Generale des Etablissements Michelin	179,284	28,680,801
Compagnie de Saint-Gobain	547,252	31,786,984
Credit Agricole SA	8,405	158,465
Danone SA	3,478,648	299,394,721
Dassault Aviation SA	40,393	67,551,938
LVMH Moet Hennessy Louis Vuitton SE	253	79,253
Safran SA	860,257	97,192,834
Sanofi	1,165,029	102,815,671
Societe Generale SA	9,088	528,172
Sodexo SA	280,648	35,974,021
Thales SA	2,104	235,845
TOTAL SA	128,803	7,467,988
TOTAL SA — ADR	60,600	3,518,436
Unibail-Rodamco SE	232,105	59,508,216
Vinci SA	245,604	26,544,578
Vivendi SA	2,767	81,072

		859,403,281
Germany — 1.6%
adidas AG	438	101,780
Allianz SE, Registered Shares	2,920	738,544
BASF SE	9,827	1,152,488
Bayer AG, Registered Shares	1,927,812	252,615,286
Deutsche Post AG, Registered Shares	26,821	1,266,874

1

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
Deutsche Telekom AG, Registered Shares	1,493,936	$26,203,680
Evonik Industries AG	1,011,980	39,988,666
GEA Group AG	921,244	45,820,055
Innogy SE(c)	5,554,016	211,735,336
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	225	52,935
SAP SE	14,459	1,635,899
Siemens AG, Registered Shares	175,290	26,609,734
Vonovia SE	589,760	29,082,592

		637,003,869
Hong Kong — 0.8%
Brilliance China Automotive Holdings Ltd.(b)	12,546,000	31,897,391
CK Infrastructure Holdings Ltd.	1,324,000	11,782,810
Galaxy Entertainment Group Ltd.	58,000	511,669
Hang Lung Properties Ltd.	2,718,000	7,164,075
HKT Trust & HKT Ltd.(d)	7,175,000	8,942,781
Hong Kong Exchanges & Clearing Ltd.	7,600	286,715
I-CABLE Communications Ltd.(a)	1,370,133	38,183
Jardine Matheson Holdings Ltd.	183,000	11,616,050
Link REIT	1,670,000	14,780,208
Power Assets Holdings Ltd.	1,184,000	10,522,123
Sino Land Co. Ltd.	4,996,000	9,209,452
Sun Hung Kai Properties Ltd.	10,014,166	173,133,326
Swire Pacific Ltd., Class A	1,075,000	10,729,626
WH Group Ltd.(c)	606,000	749,260
Wharf Holdings Ltd.	1,698,000	6,918,456
Wharf Real Estate Investment Co. Ltd.(a)	1,757,000	12,139,857

		310,421,982
India — 1.4%
Aurobindo Pharma Ltd.	13,958	138,327
Coal India Ltd.	2,333,217	10,977,145
GAIL India Ltd.	26,383	198,319
HCL Technologies Ltd.	18,406	285,493
Hero MotoCorp Ltd.	235,285	13,641,941
Hindustan Petroleum Corp. Ltd.	66,160	412,841
Hindustan Unilever Ltd.	25,248	543,574
Housing Development Finance Corp. Ltd.	2,136,722	65,654,961
Indian Oil Corp. Ltd.	30,232	198,244
Infosys Ltd.	4,436,284	80,071,448
Kotak Mahindra Bank Ltd.	4,317,705	75,165,874
Maruti Suzuki India Ltd.	389,177	58,105,839
Oil & Natural Gas Corp. Ltd.	3,333,936	10,640,494
Reliance Industries Ltd.	11,386,655	171,809,220
SBI Life Insurance Co. Ltd.(a)(c)	419,398	4,356,273
State Bank of India	8,688,155	42,690,486
Tata Motors Ltd.(a)	8,101	50,652
Tata Motors Ltd., Class A(a)	46,552	163,757

Security	Shares	Value
India (continued)
Tech Mahindra Ltd.	13,113	$126,308
Vedanta Ltd.	51,845	276,471
Yes Bank Ltd.	4,365,341	24,247,346

		559,755,013
Indonesia — 0.1%
Siloam International Hospitals Tbk PT(a)	55,406,488	36,521,063

Ireland — 0.1%
Accenture PLC, Class A	46,232	7,429,482
Medtronic PLC	138,160	11,866,563

		19,296,045
Israel — 0.0%
Check Point Software Technologies Ltd.(a)	9,856	1,019,209

Italy — 1.0%
Atlantia SpA	4,250	140,673
Ei Towers SpA	1,098,661	67,110,878
Enel SpA	15,256,188	96,989,594
Intesa Sanpaolo SpA	25,857	101,596
Luxottica Group SpA	1,135,161	72,989,455
RAI Way SpA	7,543,414	46,265,686
Snam SpA	1,392,865	6,775,251
Telecom Italia SpA(a)(b)	104,605,601	94,131,468
Telecom Italia SpA, Non-Convertible Savings Shares	2,741,451	2,096,079
UniCredit SpA(a)	6,165	135,923

		386,736,603
Japan — 8.4%
Aisin Seiki Co. Ltd.	830,090	48,586,486
Ajinomoto Co., Inc.	4,195,400	79,804,363
Alfresa Holdings Corp.	363,200	8,840,251
Alpine Electronics, Inc.	253,100	5,741,602
Asahi Glass Co. Ltd.	12,600	554,846
Asahi Kasei Corp.	4,692,800	61,569,480
Astellas Pharma, Inc.	6,413,550	84,345,934
Bridgestone Corp.	3,045,700	148,648,477
Canon Marketing Japan, Inc.	307,700	8,473,839
COMSYS Holdings Corp.	369,900	10,345,694
Daicel Corp.	1,377,600	16,751,703
Daikin Industries Ltd.	423,500	51,099,833
Denso Corp.	1,997,880	125,598,296
Dowa Holdings Co. Ltd.	174,400	7,269,188
East Japan Railway Co.	1,840,973	183,756,222
Exedy Corp.	220,200	7,730,026
Fujitsu Ltd.	195,000	1,439,803
GS Yuasa Corp.	1,477,000	7,960,075
Hino Motors Ltd.	641,800	8,534,761
Hitachi Chemical Co. Ltd.	1,390,500	35,619,848
Hitachi Ltd.	158,000	1,260,807

2

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Hoya Corp.	1,627,817	$83,609,554
Japan Airlines Co. Ltd.	3,664,200	138,460,940
Japan Aviation Electronics Industry Ltd.	436,000	7,329,619
Japan Tobacco, Inc.	7,400	245,234
Kajima Corp.	36,000	357,411
Kamigumi Co. Ltd.	335,600	7,386,401
Kao Corp.	6,700	465,574
KDDI Corp.	512,400	13,003,834
Keyence Corp.	28,100	17,172,116
Kinden Corp.	1,121,200	18,764,851
Kintetsu Group Holdings Co. Ltd.	6,900	273,198
Kirin Holdings Co. Ltd.	11,900	298,096
Koito Manufacturing Co. Ltd.	451,100	31,864,825
Komatsu Ltd.	2,515,500	98,865,397
Kubota Corp.	2,635,510	53,863,297
Kuraray Co. Ltd.	462,500	8,687,270
Kyudenko Corp.	182,500	8,383,248
Kyushu Railway Co.	1,076,500	34,621,506
Mabuchi Motor Co. Ltd.	266,000	15,827,722
Maeda Road Construction Co. Ltd.	444,000	9,911,324
Marubeni Corp.	68,400	514,433
Mazda Motor Corp.	54,100	762,037
Medipal Holdings Corp.	416,100	8,122,350
Mitsubishi Electric Corp.	8,360,701	153,871,436
Mitsubishi Tanabe Pharma Corp.	14,300	290,824
Mitsubishi UFJ Financial Group, Inc.	33,900	256,330
MS&AD Insurance Group Holdings, Inc.	3,300	112,725
Murata Manufacturing Co. Ltd.	920,940	136,191,435
Nichias Corp.	471,000	6,417,865
Nippo Corp.	433,000	9,957,855
Nippon Telegraph & Telephone Corp.	259,900	12,445,228
Nippon Television Holdings, Inc.	839,400	14,782,807
Nitto Denko Corp.	726,200	66,723,210
Okumura Corp.	409,824	17,728,918
Olympus Corp.	11,800	454,583
Oracle Corp. Japan	400	32,307
Otsuka Holdings Co. Ltd.	190,700	8,471,390
Panasonic Corp.	36,000	534,499
Rakuten, Inc.(a)	24,900	225,342
Renesas Electronics Corp.(a)	2,575,800	30,353,795
Resona Holdings, Inc.	39,800	241,025
Rohm Co. Ltd.	1,040,000	114,572,064
Seino Holdings Co Ltd.	474,900	7,897,176
Seven & i Holdings Co. Ltd.	126,700	5,227,614
Shimamura Co. Ltd.	64,100	7,535,922
Shin-Etsu Chemical Co. Ltd.	1,651,540	188,962,328
Shionogi & Co. Ltd.	20,000	1,107,010
Sony Corp.	20,900	1,002,386
Stanley Electric Co. Ltd.	218,300	8,885,887
Subaru Corp.	1,660,390	55,305,101
Sumitomo Electric Industries Ltd.	2,727,000	46,672,971
Sumitomo Mitsui Financial Group, Inc.	3,741,900	168,520,041
Suzuken Co. Ltd.	184,200	7,851,688
Suzuki Motor Corp.	3,346,708	192,218,275

Security	Shares	Value
Japan (continued)
Taisei Corp.	14,500	$740,088
Toagosei Co., Ltd.	447,300	5,788,995
Toda Corp.	2,006,900	15,811,934
Toho Co. Ltd.	278,300	9,436,074
Tokio Marine Holdings, Inc.	1,746,121	82,559,882
Tokyo Electron Ltd.	2,000	377,284
Tokyo Gas Co. Ltd.	5,324,257	127,040,282
Tokyo Steel Manufacturing Co. Ltd.	1,270,700	11,275,279
Toray Industries, Inc.	5,057,200	50,450,110
Toshiba Corp.(a)	425,000	1,216,188
Toyota Industries Corp.	2,253,980	147,343,627
TV Asahi Holdings Corp.	610,600	12,626,509
Ube Industries Ltd.	1,285,550	38,400,095
Unicharm Corp.	15,900	425,890
West Japan Railway Co.	704,600	53,001,454
Yamato Kogyo Co. Ltd.	259,300	7,429,416

		3,291,494,915
Mexico — 0.0%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	120,208	189,240
Cemex SAB de CV(a)	1,492,197	1,241,109
Grupo Financiero Banorte SAB de CV, Series O	27,267	175,190

		1,605,539
Netherlands — 1.4%
ABN AMRO Group NV CVA(c)	2,682,745	90,805,668
ING Groep NV	6,762,887	132,791,019
Koninklijke Ahold Delhaize NV	8,111	181,200
Koninklijke Philips NV	7,266,798	296,192,812
Randstad Holding NV	434,382	30,662,828
Unilever NV CVA	15,179	876,164

		551,509,691
Norway — 0.0%
DNB ASA	19,392	394,147
Telenor ASA	14,131	330,378

		724,525
Poland — 0.0%
PGE SA (a)	143,258	508,810
Polski Koncern Naftowy ORLEN SA	6,103	197,950
Polskie Gornictwo Naftowe i Gazownictwo SA	78,334	153,605

		860,365
Portugal — 0.1%
Jeronimo Martins SGPS SA	254,723	5,425,290
NOS SGPS SA	4,833,094	32,912,881

		38,338,171
Singapore — 0.3%
CapitaLand Ltd.	27,025,801	78,906,106

3

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Singapore (continued)
ComfortDelGro Corp. Ltd.	5,930,400	$9,482,555
Genting Singapore PLC	1,054,400	1,082,675
Singapore Telecommunications Ltd.	5,910,300	15,946,510
Wilmar International Ltd.	85,000	207,006

		105,624,852
South Africa — 0.0%
Barclays Africa Group Ltd.	10,427	158,460
MTN Group Ltd.	4,487	49,686
Naspers Ltd., Class N	438	124,740
RMB Holdings Ltd.	13,207	87,887
Tiger Brands Ltd.	12,780	497,337

		918,110
South Korea — 0.6%
Amorepacific Corp.(a)(b)	120,110	33,651,421
Coway Co. Ltd.	132,734	11,833,382
Doosan Bobcat, Inc.	1,810,468	62,632,682
Hana Financial Group, Inc.	9,226	449,582
Hotel Shilla Co. Ltd.	148,334	12,877,897
Industrial Bank of Korea(a)	14,553	226,761
KT&G Corp.	459,592	45,836,539
LG Chem Ltd.	49,520	20,029,349
LG Household & Health Care Ltd.	16,105	17,751,168
Lotte Chemical Corp.	632	248,452
POSCO	47,670	17,003,214
Samsung Electronics Co. Ltd.	758	1,771,695
SK Hynix, Inc.	7,198	494,105
SK Innovation Co. Ltd.	2,904	556,095
SK Telecom Co. Ltd.	57,416	14,257,677
Woori Bank	15,893	250,574

		239,870,593
Spain — 0.3%
Aena SME SA(c)	4,742	1,032,591
Amadeus IT Group SA	2,973	230,493
Banco Bilbao Vizcaya Argentaria SA	7,608	71,398
CaixaBank SA	73,609	397,055
Cellnex Telecom SAU(c)	4,607,786	124,404,377
Repsol SA	15,608	293,757
Telefonica SA	51,874	532,151

		126,961,822
Sweden — 0.0%
Atlas Copco AB, B Shares	1,509	62,981
Nordea Bank AB	8,866	109,451
Sandvik AB	22,730	447,479
Skandinaviska Enskilda Banken AB, Class A	37,902	478,997
Volvo AB, Class B	53,603	1,094,066

		2,192,974
Switzerland — 1.2%
ABB Ltd., Registered Shares	14,240	396,908

Security	Shares	Value
Switzerland (continued)
Glencore PLC(a)	11,861	$67,980
Nestle SA, Registered Shares	2,880,444	248,818,292
Novartis AG, Registered Shares	11,085	1,000,500
Roche Holding AG	6,594	1,629,206
SGS SA, Registered Shares	283	760,750
Swatch Group AG, Registered Shares	7,206	622,477
Swiss Re AG	1,376	135,720
UBS Group AG, Registered Shares(a)	11,472,680	232,888,518
Zurich Insurance Group AG	722	237,500

		486,557,851
Taiwan — 0.6%
Catcher Technology Co. Ltd.	35,000	400,382
Cathay Financial Holding Co. Ltd.	6,775,000	12,669,800
Cheng Shin Rubber Industry Co. Ltd.	4,632,672	8,074,651
Chunghwa Telecom Co. Ltd.	17,893,001	66,544,356
Far EasTone Telecommunications Co. Ltd.	9,963,000	25,979,585
Formosa Chemicals & Fibre Corp.	2,857,000	10,659,309
Formosa Petrochemical Corp.	2,041,000	8,668,176
Formosa Plastics Corp.	3,047,000	10,811,888
Fubon Financial Holding Co. Ltd.	7,024,000	13,048,454
Hon Hai Precision Industry Co. Ltd.	3,613,700	11,392,576
Nan Ya Plastics Corp.	3,822,000	10,493,276
Pegatron Corp.	292,000	790,012
Taiwan Mobile Co. Ltd.	8,811,000	33,707,656
Taiwan Semiconductor Manufacturing Co. Ltd.	1,546,000	13,510,962
Uni-President Enterprises Corp.	7,666,000	18,402,132

		245,153,215
Thailand — 0.2%
Advanced Info Service PCL, Foreign Registered Shares	2,989,500	18,374,162
Intouch Holdings PCL	7,608,201	13,967,800
PTT Global Chemical PCL, Foreign Registered Shares	6,330,500	19,454,362
Siam Cement PCL, Foreign Registered Shares	1,030,800	16,170,686
Thai Oil PCL, Foreign Registered Shares — NVDR	2,885,000	9,441,651

		77,408,661
Turkey — 0.0%
Eregli Demir ve Celik Fabrikalari TAS	52,685	139,296
Tupras Turkiye Petrol Rafinerileri AS	20,160	618,387
Turkiye Halk Bankasi	34,354	92,470

		850,153
United Arab Emirates — 0.5%
NMC Health PLC	3,667,595	173,606,434

United Kingdom — 2.8%
Anglo American PLC	5,024	121,786

4

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Aon PLC	4,288	$609,625
Associated British Foods PLC	8,818	342,004
Aviva PLC	26,249	191,497
BAE Systems PLC	3,749,647	31,636,027
Barclays PLC	191,014	543,227
Berkeley Group Holdings PLC	989,835	55,733,532
BP PLC	40,474	288,757
Centrica PLC	167,064	316,551
Compass Group PLC	1,681	35,393
Diageo PLC	4,186	150,664
Experian PLC	2,711	62,483
GlaxoSmithKline PLC	1,501,469	27,948,461
GW Pharmaceuticals PLC, ADR(a)	217,942	30,104,328
HSBC Holdings PLC	19,438,387	207,381,315
Imperial Brands PLC	16,435	676,357
International Consolidated Airlines Group SA	6,249	56,737
Legal & General Group PLC	162,741	625,151
Liberty Global PLC, Class A(a)	1,234,591	46,149,012
Liberty Global PLC, Class C(a)	5,590	199,898
Lloyds Banking Group PLC	1,385,443	1,368,815
Meggitt PLC	5,969,999	39,328,350
National Grid PLC	324,441	3,717,494
Prudential PLC	4,975	134,674
Royal Dutch Shell PLC — ADR, Class A	2,185,621	153,518,019
Royal Dutch Shell PLC, A Shares	3,411,022	119,784,834
Royal Dutch Shell PLC, Class A	6,588	230,966
Royal Dutch Shell PLC, Class B	40,419	1,433,762
Smiths Group PLC	1,693,867	38,467,760
SSE PLC	9,201	170,632
Vodafone Group PLC	87,993,426	280,508,374
Vodafone Group PLC — ADR	1,798,879	57,959,881

		1,099,796,366
United States — 27.9%
3M Co.	21,857	5,475,179
AbbVie, Inc.	76,864	8,625,678
Acadia Healthcare Co., Inc.(a)(b)	1,621,512	55,261,129
Activision Blizzard, Inc.	726,959	53,889,471
Adobe Systems, Inc.(a)	49,630	9,914,089
Aetna, Inc.	47,162	8,810,805
Air Products & Chemicals, Inc.	1,624,520	273,520,432
Alliance Data Systems Corp.	14,095	3,617,623
Allstate Corp.	275,646	27,225,555
Ally Financial, Inc.	99,826	2,971,820
Alphabet, Inc., Class A(a)	2,003	2,367,987
Alphabet, Inc., Class C(a)	361,402	422,818,656
Amazon.com, Inc.(a)	325,654	472,488,132
Amdocs Ltd.	95,610	6,539,724
American Airlines Group, Inc.	1,635	88,813
American Express Co.	10,735	1,067,059
American International Group, Inc.	6,249	399,436

Security	Shares	Value
United States (continued)
American Tower Corp.	55,507	$8,198,384
Ameriprise Financial, Inc.	30,738	5,185,501
Amgen, Inc.	49,517	9,212,638
Anadarko Petroleum Corp.	3,153,796	189,385,450
Anthem, Inc.	808,464	200,377,802
Apple, Inc.	4,146,472	694,243,807
Applied Materials, Inc.	21,876	1,173,210
Archer-Daniels-Midland Co.	1,671	71,769
AT&T, Inc.	18,747	702,075
Automatic Data Processing, Inc.	2,629	325,023
Axalta Coating Systems Ltd.(a)	1,411,649	44,466,943
Bank of America Corp.	11,918,048	381,377,504
Bank of New York Mellon Corp.	77,534	4,396,178
Baxter International, Inc.	281,806	20,298,486
Berkshire Hathaway, Inc., Class B(a)	85,392	18,306,337
Biogen, Inc.(a)	54,363	18,907,995
Boeing Co.	31,478	11,154,859
Boston Scientific Corp.(a)	7,730	216,131
Bristol-Myers Squibb Co.	1,440	90,144
Broadcom Ltd.	943	233,892
CA, Inc.	32,156	1,152,793
Capital One Financial Corp.	50,186	5,217,337
Carnival Corp.	21,438	1,535,175
Caterpillar, Inc.	22,564	3,672,968
Celgene Corp.(a)	11,361	1,149,279
CenterPoint Energy, Inc.	72,322	2,038,034
Cerner Corp.(a)	1,596	110,331
Charles Schwab Corp.	2,969,904	158,414,679
Charter Communications, Inc., Class A(a)	391,563	147,717,142
Chevron Corp.	29,011	3,636,529
Chubb Ltd.	889,359	138,873,408
Cisco Systems, Inc.	7,542	313,295
Citigroup, Inc.	2,896,242	227,297,072
Cloudera, Inc.(a)	5,021,918	94,010,305
Coca-Cola Co.	14,928	710,424
Cognizant Technology Solutions Corp., Class A	689	53,728
Colgate-Palmolive Co.	137,142	10,181,422
Comcast Corp., Class A	8,817,005	374,987,223
CommScope Holding Co., Inc.(a)(b)	1,019,002	39,364,047
Conagra Brands, Inc.	41,876	1,591,288
ConocoPhillips	10,500	617,505
Constellation Brands, Inc., Class A	32,557	7,145,285
Corning, Inc.	11,104	346,667
Costco Wholesale Corp.	5,045	983,119
Crown Holdings, Inc.(a)	72,303	4,197,189
CSX Corp.	2,554	144,991
Cummins, Inc.	16,245	3,054,060
CVS Health Corp.	1,626,281	127,972,052
Dell Technologies, Inc., Class V(a)	10,672	765,182
Delta Air Lines, Inc.	62,308	3,537,225
Devon Energy Corp.	659	27,263
Discover Financial Services	66,404	5,299,039

5

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
DISH Network Corp., Class A(a)	766,199	$35,934,733
Dominion Energy, Inc.	187,358	14,321,646
DowDuPont, Inc.	4,324,282	326,829,234
DXC Technology Co.	8,763	872,357
Eaton Corp. PLC	4,820	404,735
eBay, Inc.(a)	30,178	1,224,623
Edgewell Personal Care Co.(a)	1,734,385	97,923,377
Electronic Arts, Inc.(a)	479,775	60,912,234
Emerson Electric Co.	1,127	81,403
EQT Corp.	870,371	47,252,442
Equity Residential	15,814	974,301
Expedia, Inc.	14,160	1,812,622
Express Scripts Holding Co.(a)	22,471	1,779,254
Exxon Mobil Corp.	30,263	2,641,960
Facebook, Inc., Class A(a)	1,380,210	257,947,447
Fifth Third Bancorp	134,196	4,441,888
FleetCor Technologies, Inc.(a)	870,202	184,917,925
Ford Motor Co.	63,218	693,501
Fortune Brands Home & Security, Inc.	852,752	60,485,699
Franklin Resources, Inc.	8,929	378,679
General Dynamics Corp.	27,696	6,161,806
General Electric Co.	8,410,686	136,000,793
General Mills, Inc.	2,010	117,565
General Motors Co.	9,858	418,078
Gilead Sciences, Inc.	2,212,073	185,371,717
Global Payments, Inc.	444,122	49,643,957
Goldman Sachs Group, Inc.	496,466	132,998,277
Goodyear Tire & Rubber Co.	65,171	2,269,254
Halliburton Co.	17,745	952,907
Hartford Financial Services Group, Inc.	203,340	11,948,258
HCA Healthcare, Inc.(a)	2,216,011	224,171,673
HCP, Inc.	21,982	529,327
Helmerich & Payne, Inc.	55,407	3,990,966
Hewlett Packard Enterprise Co.	11,224	184,074
Hilton Worldwide Holdings, Inc.	5,696	487,862
Home Depot, Inc.	57,537	11,559,183
HP, Inc.	30,545	712,309
Huntsman Corp.	70,455	2,435,629
Illinois Tool Works, Inc.	31,357	5,445,770
Illumina, Inc.(a)	1,255	291,963
Ingersoll-Rand PLC	5,884	556,803
Intel Corp.	156,281	7,523,367
Intercontinental Exchange, Inc.	1,502	110,908
International Business Machines Corp.	692,842	113,418,235
International Paper Co.	96,090	6,040,217
Intuit, Inc.	54,240	9,106,896
IQVIA Holdings, Inc.(a)	6,979	713,184
Jawbone Health Hub, Inc., (Acquired 1/24/17, Cost $0)(e)	1,518,232	2,070,261
Johnson & Johnson	120,891	16,705,927
JPMorgan Chase & Co.	1,255,271	145,197,197
Kimberly-Clark Corp.	4,225	494,325
Kinder Morgan, Inc.	16,055	288,669

Security	Shares	Value
United States (continued)
KLA-Tencor Corp.	49,501	$5,435,210
Kohl’s Corp.	40,151	2,600,580
Lam Research Corp.	5,383	1,030,952
Las Vegas Sands Corp.	20,092	1,557,532
Lear Corp.	28,192	5,445,003
Liberty Broadband Corp., Class A(a)	234,459	22,189,200
Liberty Broadband Corp., Class C(a)	743,927	71,082,225
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	840,741	37,841,752
Liberty Media Corp. — Liberty SiriusXM, Class C(a)	1,408,784	63,127,611
Lookout, Inc., (Acquired 3/04/15, cost $2,096,082)(e)	183,495	69,728
Lowe’s Cos., Inc.	200,777	21,027,375
LyondellBasell Industries NV, Class A	6,040	723,834
ManpowerGroup, Inc.	26,981	3,545,034
Marathon Petroleum Corp.	122,316	8,472,829
Marsh & McLennan Cos., Inc.	922,672	77,061,565
Masco Corp.	173,011	7,726,671
Mastercard, Inc., Class A	107,526	18,171,894
McDonald’s Corp.	54,014	9,243,956
McKesson Corp.	18,369	3,102,157
Merck & Co., Inc.	3,411	202,102
MetLife, Inc.	2,258,762	108,578,689
MGM Resorts International	2,786,393	101,564,025
Micron Technology, Inc.(a)	23,646	1,033,803
Microsoft Corp.	7,711,750	732,693,367
Mohawk Industries, Inc.(a)	472,921	132,919,176
Mondelez International, Inc., Class A	270,948	12,030,091
Monsanto Co.	532	64,798
Moody’s Corp.	2,535	410,138
Morgan Stanley	4,867,636	275,264,816
NextEra Energy Partners LP	1,257,158	56,458,966
NextEra Energy, Inc.	1,184,276	187,613,004
Norfolk Southern Corp.	2,285	344,761
Northern Trust Corp.	814	85,787
Northrop Grumman Corp.	24,140	8,220,394
O’Reilly Automotive, Inc.(a)(b)	704,644	186,512,220
ONEOK, Inc.	1,916	112,776
Oracle Corp.	29,269	1,509,988
PACCAR, Inc.	7,699	574,037
Packaging Corp. of America	61,665	7,746,974
PepsiCo, Inc.	135,372	16,285,252
Pfizer, Inc.	7,101,549	263,041,375
PG&E Corp.	11,682	495,667
Philip Morris International, Inc.	11,611	1,245,048
Phillips 66	52,454	5,371,290
Pioneer Natural Resources Co.	552,227	101,007,841
Praxair, Inc.	628	101,416
Priceline Group, Inc.(a)	469	896,751
Procter & Gamble Co.	25,757	2,223,859
Prudential Financial, Inc.	43,514	5,170,333
Pure Storage, Inc., Class A(a)(b)	4,064,138	81,851,739

6

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
PVH Corp.	21,903	$3,396,717
QUALCOMM, Inc.	4,867,493	332,206,397
Raytheon Co.	26,838	5,607,532
Reinsurance Group of America, Inc.	33,715	5,281,455
Rockwell Automation, Inc.	24,523	4,838,143
Ross Stores, Inc.	29,609	2,439,486
Royal Caribbean Cruises Ltd.	29,479	3,936,920
Schlumberger Ltd.	806,342	59,330,644
Sempra Energy	1,018,126	108,959,845
Snap, Inc., Class A(a)(b)	3,490,704	47,194,318
St. Joe Co.(a)(r)	3,727,223	70,071,792
Starbucks Corp.	3,724	211,560
State Street Corp.	34,666	3,819,153
Stryker Corp.	75,747	12,451,292
SunTrust Banks, Inc.	924,177	65,339,314
Symantec Corp.	10,829	294,874
Target Corp.	22,201	1,669,959
TD Ameritrade Holding Corp.	5,477	305,562
Tenet Healthcare Corp.(a)(b)	2,798,281	52,831,545
TESARO, Inc.(a)(b)	370,194	24,973,287
Texas Instruments, Inc.	2,128	233,378
Thermo Fisher Scientific, Inc.	40,177	9,004,067
TJX Cos., Inc.	664,396	53,364,287
Travelers Cos., Inc.	107,676	16,142,786
TripAdvisor, Inc.(a)(b)	1,507,344	52,259,616
Tyson Foods, Inc., Class A	48,773	3,712,113
Union Pacific Corp.	3,454	461,109
United Continental Holdings, Inc.(a)	2,493,347	169,098,794
United Rentals, Inc.(a)	38,681	7,005,516
United Technologies Corp.	2,316	319,631
UnitedHealth Group, Inc.	89,978	21,304,991
Valero Energy Corp.	119,979	11,514,385
VeriSign, Inc.(a)(b)	58,979	6,777,867
Verizon Communications, Inc.	191,041	10,329,587
Visa, Inc., Class A	122,403	15,206,125
Vistra Energy Corp.(a)	954,367	18,610,157
VMware, Inc., Class A(a)(b)	3,004	371,865
Vornado Realty Trust	5,383	385,853
WABCO Holdings, Inc.(a)	29,860	4,610,085
Wal-Mart Stores, Inc.	9,639	1,027,517
Walgreens Boots Alliance, Inc.	17,668	1,329,694
Walt Disney Co.	313	34,014
Waste Management, Inc.	4,739	419,070
Wells Fargo & Co.	8,826	580,574
Western Digital Corp.	44,897	3,994,935
WestRock Co.	1,009,033	67,231,869
Weyerhaeuser Co.	14,210	533,443
Williams Cos., Inc.	8,895,131	279,218,162
Williams-Sonoma, Inc.	1,050,393	53,811,633
Wyndham Worldwide Corp.	59,138	7,340,800
Wynn Resorts Ltd.	12,653	2,095,210
Yum! Brands, Inc.	1,158	97,955

Security	Share/Par (000)		Value
United States (continued)
Zimmer Biomet Holdings, Inc.		1,087,381	$138,227,873

			10,922,169,536

Total Common Stocks — 53.5% (Cost — $14,698,127,066)			20,936,688,804

Corporate Bonds — 2.6%

Australia — 0.2%
Quintis Ltd., 8.75%, 08/01/23(c)(f)	USD	120,610	84,427,000
Quintis Ltd., 12.00%, 05/31/18(c)(e)(f)		9,279	8,800,970

			93,227,970
Brazil — 0.0%
Odebrecht Finance Ltd., 4.38%, 04/25/25(c)		21,269	7,284,632

Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18(a)(f)(j)(i)		34,421	861,873

China — 0.0%
China Milk Products Group Ltd., 0.00%, 01/15/49(a)(f)(h)(i)		39,500	197,500

France — 0.1%
Danone SA, 2.59%, 11/02/23(c)		29,684	28,692,879

India — 0.0%
REI Agro Ltd., 5.50%, 11/13/18(a)(e)(f)(i)		54,787	5

Italy — 0.1%
Telecom Italia SpA, 5.30%, 05/30/24(c)		26,823	28,331,794

Luxembourg — 0.1%
Actavis Funding SCS, 3.45%, 03/15/22		27,962	28,123,230
Intelsat Jackson Holdings SA:
7.50%, 04/01/21		24,262	20,653,028
8.00%, 02/15/24(c)		8,522	8,948,100

			57,724,358
Mexico — 0.3%
Petroleos Mexicanos:
(3 mo. LIBOR US + 3.65%), 5.19%, 03/11/22(c)(j)		32,239	35,519,318
4.63%, 09/21/23		70,540	72,515,825
Trust F/1401, 5.25%, 12/15/24(c)		9,006	9,490,073

			117,525,216
Netherlands — 0.3%
Bayer Capital Corp. BV, 5.63%, 11/22/19(c)(i)	EUR	59,300	83,172,917

7

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Netherlands (continued)
Bio City Development Co. BV, 8.00%, 07/06/18 (a)(c)(e)(f)(i)(r)	USD	140,850	$37,212,570
Cooperatieve Rabobank UA, 3.95%, 11/09/22		8,259	8,476,784

			128,862,271
Singapore — 0.1%
CapitaLand Ltd., 1.95%, 10/17/23(c)(i)	SGD	35,000	27,634,739

Switzerland — 0.1%
UBS Group Funding Switzerland AG, 4.13%, 09/24/25(c)	USD	20,186	20,855,194

United Arab Emirates — 0.2%
Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(a)(c)(f)(i)(m)		86,375	72,987,095

United States — 1.1%
AliphCom(e)(f)(g)(i):
(Acquired 11/11/15, cost $11,493,000), 15.00%, 04/28/20		11,493	47,121
(Acquired 4/27/15 — 7/21/15, cost $204,855,000), 15.00%, 04/28/20		204,855	839,906
Ally Financial, Inc., 3.50%, 01/27/19		17,849	17,920,396
Apple, Inc.:
3.35%, 02/09/27		49,337	49,329,441
3.20%, 05/11/27		47,407	46,844,378
AT&T, Inc.:
3.00%, 06/30/22		44,365	43,975,245
4.45%, 04/01/24		7,024	7,319,557
3.40%, 08/14/24		77,861	77,856,753
Bank of America Corp., 4.00%, 01/22/25		15,102	15,449,975
Becton Dickinson & Co.:
3.13%, 11/08/21		29,124	28,989,510
2.89%, 06/06/22		24,015	23,609,399
3.36%, 06/06/24		12,584	12,398,401
eBay, Inc., 2.75%, 01/30/23		14,702	14,363,595
Edgewell Personal Care Co.:
4.70%, 05/19/21		13,485	13,788,412
4.70%, 05/24/22		13,895	14,138,162
Forest Laboratories LLC, 5.00%, 12/15/21(c)		14,215	15,075,315
General Motors Financial Co., Inc., 3.45%, 04/10/22		12,099	12,141,101
Hughes Satellite Systems Corp., 7.63%, 06/15/21		4,968	5,427,540
Santander Holdings USA, Inc., 3.70%, 03/28/22(c)		8,170	8,252,175
Synchrony Financial, 3.75%, 08/15/21		8,436	8,616,186

Security	Par (000)		Value
United States (continued)
Verizon Communications, Inc., 2.63%, 08/15/26	USD	13,931	$12,823,002

			429,205,570

Total Corporate Bonds — 2.6% (Cost — $1,500,391,713)			1,013,391,096

Floating Rate Loan Interests(k) — 0.3%

United States — 0.3%
Fieldwood Energy LLC:
1st Lien Last Out Term Loan, 0.00%, 09/30/20		15,642	10,063,141
1st Lien Term Loan, (3 mo. LIBOR + 7.00% 1.00% Floor), 8.69%, 08/31/20		11,587	11,084,806
2nd Lien Term Loan, 0.00%, 09/30/20		26,326	3,948,960
Hilton Worldwide Finance LLC, Term Loan B2, (1 mo. LIBOR + 2.00%), 3.56%, 10/25/23		54,573	54,953,687
Sheridan Investment Partners II LP:
Term Loan A, (3 mo. LIBOR + 3.50%), 4.98%, 12/16/20		48,430	42,053,625
Term Loan B, (3 mo. LIBOR + 3.50%), 4.98%, 12/16/20		2,513	2,181,681
Term Loan M, (3 mo. LIBOR + 3.50%), 4.98%, 12/16/20		6,737	5,849,976

Total Floating Rate Loan Interests — 0.3% (Cost — $155,357,262)			130,135,876

Foreign Agency Obligations — 9.7%

Argentina — 1.0%
Argentine Republic Government International Bond:
6.88%, 04/22/21		11,216	11,961,864
5.63%, 01/26/22		73,052	74,841,774
3.38%, 01/15/23	EUR	38,075	47,626,545
7.50%, 04/22/26	USD	67,784	74,426,832
6.88%, 01/26/27		47,049	49,613,171
5.88%, 01/11/28		48,725	47,409,425
7.82%, 12/31/33	EUR	50,906	73,321,084

			379,200,695
Australia — 2.0%
Australia Government Bond:
5.75%, 05/15/21	AUD	176,906	158,418,726
2.75%, 04/21/24		457,794	372,457,495
3.00%, 03/21/47		118,878	88,320,201

8

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Australia (continued)
Australia Government Bond (continued):
Series 133, 5.50%, 04/21/23	AUD	191,117	$176,909,541

			796,105,963
Brazil — 1.7%
Brazil Notas do Tesouro Nacional:
Series F, 10.00%, 01/01/23	BRL	632	204,008,594
Series F, 10.00%, 01/01/27		771	246,418,395
Brazilian Government International Bond:
4.63%, 01/13/28	USD	100,574	99,920,269
5.00%, 01/27/45		73,010	67,607,260
5.63%, 02/21/47		27,704	27,773,260

			645,727,778
Canada — 0.9%
Canadian Government Bond:
0.50%, 08/01/18	CAD	367,158	297,165,148
0.75%, 03/01/21		94,879	74,356,595

			371,521,743
Germany — 0.5%
Bundesrepublik Deutschland, 0.00%, 08/15/26	EUR	168,606	200,437,037

Indonesia — 0.1%
Indonesia Government International Bond:
4.88%, 05/05/21	USD	9,336	9,880,055
3.70%, 01/08/22(c)		13,396	13,685,260

			23,565,315
Italy — 0.2%
Italy Buoni Poliennali Del Tesoro, 1.85%, 05/15/24	EUR	49,555	63,553,475

Japan — 1.2%
Japan Government Bond:
0.10%, 03/15/18	JPY	26,525,200	243,032,255
0.10%, 10/15/18		24,956,150	228,969,305

			472,001,560
Mexico — 0.7%
Mexican Bonos:
8.50%, 12/13/18	MXN	27,236	147,302,938
6.50%, 06/09/22		26,610	137,585,799

			284,888,737
Poland — 1.3%
Poland Government Bond:
3.25%, 07/25/25	PLN	336,413	100,855,519
2.50%, 07/25/26		339,171	95,098,463

Security	Share/Par (000)		Value
Poland (continued)
Poland Government Bond (continued):
2.50%, 07/25/27	PLN	1,121,381	$309,819,463

			505,773,445
South Korea — 0.1%
Export-Import Bank of Korea:
2.88%, 09/17/18	USD	12,426	12,447,000
2.63%, 12/30/20		25,337	25,082,464

			37,529,464

Total Foreign Agency Obligations — 9.7% (Cost — $3,618,818,464)			3,780,305,212

Investment Companies(l) — 4.1%

United States — 4.1%
ETFS Physical Gold Trust(a)		1,201,721	155,862,695
ETFS Physical Palladium Trust(a)		294,277	28,844,738
ETFS Physical Platinum Trust(a)		294,571	28,086,963
iShares Gold Trust(a)(r)		28,975,583	374,364,481
SPDR Gold Shares(a)		7,968,463	1,017,173,791

Total Investment Companies — 4.1% (Cost — $1,503,383,952)			1,604,332,668

Non-Agency Mortgage-Backed Securities — 0.1%

Commercial Mortgage-Backed Securities — 0.1%
Logistics UK PLC, Series 2015 1-A, Class F, (3 mo. LIBOR GBP + 3.60%), 4.13%, 08/20/25(c)(j)	GBP	30,423	43,226,318

Total Investment Companies — 0.1% (Cost — $45,858,099)			43,226,318

Preferred Securities
Capital Trusts — 0.8%

Netherlands — 0.0%
ING Groep NV, 6.00%(m)(n)	USD	14,653	15,101,382

United Kingdom — 0.4%
HSBC Holdings PLC, 6.38%(m)(n)		53,998	57,772,460
Lloyds Bank PLC, 13.40%(m)(n)		29,991	79,874,511

			137,646,971
United States — 0.4%
American Express Co., Series C, 4.90%(m)(n)		18,721	19,001,815
Citigroup, Inc., Series O, 5.88%(m)(n)		34,796	36,013,860
Goldman Sachs Group, Inc., Series M, 5.38% (m)(n)		30,081	31,058,632
Morgan Stanley, Series H, 5.45%(m)(n)		21,230	21,760,750
NBCUniversal Enterprise, Inc., 5.25%(c)(n)		22,612	23,923,496

9

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares/Par (000)		Value
United States (continued)
Prudential Financial, Inc.(m):
5.88%, 09/15/42	USD	16,147	$17,710,530
5.63%, 06/15/43		11,171	12,150,697
USB Capital IX, 3.50%(m)(n)		7,788	7,067,610

			168,687,390

Total Capital Trusts — 0.8% (Cost — $286,493,483)			321,435,743

Preferred Stocks — 2.0%
Brazil — 0.0%
Petroleo Brasileiro SA, Preference Shares,(a)		104,728	647,528

South Korea — 0.0%
Samsung Electronics Co. Ltd., Preference Shares		320	620,576

United States — 2.0%
Anthem, Inc., 5.25%(i)		1,515,403	91,015,044
Crown Castle International Corp., Series A, 6.88%(i)		49,059	54,889,172
Dominion Resources, Inc., Series A, 6.75%(i)		1,196,315	60,378,018
Domo, Inc., Series D-2, (Acquired 04/01/15, cost $89,772,577), 0.00%(a)(e)(g)		10,647,159	70,271,243
DropBox, Inc., Series C (Acquired 01/28/14, cost $150,070,985), 0.00%(a)(e)(g)		7,856,627	118,320,787
Grand Rounds, Inc., Series C, (Acquired 03/31/15, cost $27,587,149), 0.00%(a)(e)(g)		9,935,945	28,218,081
Lookout, Inc., Series F (Acquired 09/19/14, cost $53,322,391), 0.00%(a)(e)(g)		4,667,945	47,332,952
Palantir Technologies, Inc., Series I (Acquired 03/27/14, cost $58,747,474), 0.00%(a)(e)(g)		9,583,602	50,122,233
Uber Technologies, Inc., Series D (Acquired 06/06/14, cost $90,664,966), 0.00%(a)(e)(g)		5,844,433	192,690,923
Wells Fargo & Co., Series L, 7.50%(i)(n)		11,678	14,947,840

Security	Shares		Value
United States (continued)
Welltower, Inc., Series I, 6.50%(i)(n)		561,548	$32,496,783

			760,683,076

Total Preferred Stocks — 2.0% (Cost — $690,010,469)			761,951,180

Trust Preferreds — 0.5%

China — 0.4%
Mandatory Exchangeable Trust, 5.75%, (c)(i)(n)		592,927	136,280,935

United States — 0.1%
Citigroup Capital XIII, 7.68%, 10/30/40(k)		1,319,426	35,690,311
GMAC Capital Trust I, Series 2, 7.10%, 02/15/40		1,506,890	39,209,096

			74,899,407

Total Preferred Securities — 3.3% (Cost — $131,037,108)			1,294,567,265

U.S. Treasury Obligations — 14.1%
U.S. Treasury Notes:
1.25%, 12/15/18	USD	78,661	78,212,784
1.13%, 07/31/21		76,316	73,095,940
2.38%, 01/31/23		1,263,880	1,254,894,795
2.25%, 12/31/24		1,042,757	1,015,792,243
2.50%, 01/31/25		820,413	811,920,446
2.25%, 11/15/27		2,388,347	2,292,160,050

Total U.S. Treasury Obligations — 14.1% (Cost — $5,598,988,087)			5,526,076,258

Rights — 0.0%
Italy — 0.0%
UniCredit SpA(a)		3,463	17

Total Rights — 0.00% (Cost — $—)			17

Warrants — 0.0%
Australia — 0.0%
Quintis Ltd., (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)(a)(c)(e)		21,267,532	213

Total Warrants — 0.00% (Cost — $—)			213

Total Long-Term Investments — 87.7% (Cost — $28,228,465,703)			34,328,723,727

10

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares/Par (000)		Value
Short-Term Securities — 13.2%

Time Deposits — 0.0%
Canada — 0.0%
Brown Brothers Harriman & Co., 0.43%, 02/05/18	CAD	11	$8,918
Europe — 0.0%
Citibank, New York, (0.59%), 02/05/18	EUR	1,481	1,839,289
United Kingdom — 0.0%
Citibank, New York, 0.19%, 02/01/18	GBP	1,792	2,543,850
United States — 0.0%
JPMorgan Chase, New York, 1.43%, 02/06/18	USD	2	2,428

Total Time Deposits — 0.0% (Cost — $4,394,485)			4,394,485

U.S. Treasury Obligations — 12.4%
U.S. Treasury Bills(o):
1.21% — 1.28%, 02/01/18		727,000	727,000,000
1.22% — 1.30%, 02/08/18		1,410,000	1,409,668,945
1.22% — 1.30%, 02/15/18		935,000	934,560,485
1.23% — 1.31%, 02/22/18		900,000	899,372,628
1.31% — 1.32%, 03/15/18		155,000	154,762,458
1.30% — 1.35%, 03/22/18		216,000	215,612,656
1.31% — 1.32%, 04/05/18		196,000	195,548,526
1.35% — 1.36%, 04/12/18		206,000	205,455,205

Security	Shares/Par (000)		Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bills(o) (continued):
1.37%, 04/19/18	USD	100,000	$99,704,833

Total U.S. Treasury Obligations — 12.4% (Cost — $4,841,662,003)			4,841,685,736

Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.21%,(p)(r)		17,506	17,505,845
SL Liquidity Series, LLC, Money Market Series, 0.00% (p)(q)(r)		304,895	304,895,076

Total Money Market Funds — 0.8% (Cost — $322,371,221)			322,400,921

Total Short-Term Securities — 13.2% (Cost — $5,168,427,709)			5,168,481,142

Options Purchased — 0.6% (Cost — $148,330,976)			234,913,026

Total Investments Before Options Written — 101.5% (Cost — $33,545,224,388)			39,732,117,895

Options Written — (0.2)% (Premiums Received — $64,340,740)			(62,504,872)

Total Investments, Net of Options Written — 101.3% (Cost — $33,480,883,648)			39,669,613,023
Liabilities in Excess of Other Assets — (1.3)%			(510,243,623)

Net Assets — 100.0%			$39,159,369,400

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $507,843,246 and an original cost of $686,513,542, which was 1.3% of its net assets.
(h)	Zero-coupon bond.
(i)	Convertible security.
(j)	Floating rate security. Rate shown is the rate in effect as of period end.
(k)	Variable rate security. Rate shown is the rate in effect as of period end.
(l)	All or a portion of the security is held by a wholly-owned subsidiary.
(m)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Perpetual security with no stated maturity date.
(o)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(p)	Annualized 7-day yield as of period end.
(q)	Security was purchased with the cash collateral from loaned securities.
(r)	During the period ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

11

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Allocation Fund, Inc.

Affiliate Persons and/or Related Parties	Shares at 10/31/17	Shares Purchased		Shares Sold		Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	98,212,840	—		(80,706,995	)(c)	17,505,845	$17,505,845	$85,823	$74	$—
SL Liquidity Series, LLC, Money Market Series	307,218,218	—		(2,323,142)		304,895,076	304,895,076	627,467	(12,817)	5,475
Bio City Development Co. BV	140,850,000	—		—		140,850,000	37,212,570	—	—	352,125
Platinum Group Metals Ltd.	8,627,632	—		(483,451)		8,144,181	3,452,389	—	(4,365,836)	4,512,248
St. Joe Co.	4,900,721	—		(1,173,498)		3,727,223	70,071,792	—	(2,207,583)	6,654,529
iShares Gold Trust	20,256,855	8,718,728	(b)	—		28,975,583	374,364,481	—	—	14,045,176

							$807,502,153	$713,290	$(6,586,162)	$25,569,553

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents net shares sold.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
CLP	Chilean Peso
CVA	Certificaten Van Aandelen (Dutch Certificate)
ETF	Exchange-Traded Fund
EUR	Euro
FTSE	Financial Times Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MTN	Medium-Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
NVDR	Non-voting Depository Receipts
NZD	New Zealand Dollar
PCL	Public Company Limited
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
S&P	S&P Global Ratings
SPDR	Standard & Poor’s Depository Receipts
USD	U.S. Dollar

12

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Allocation Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
Euro Stoxx 50 Index	891	03/16/18	$39,823,948	$(389,091)
FTSE 100 Index	46	03/16/18	4,876,927	(10,841)
NASDAQ 100 E-Mini Index	1,572	03/16/18	218,901,000	(18,026,284)
S&P 500 E-Mini Index	759	03/16/18	107,239,110	(3,058,729)
Yen Denom Nikkei Index	414	03/08/18	44,103,875	(29,714)

				$(21,514,659)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	73,803,000	USD	97,062,015	JPMorgan Chase Bank N.A.	02/08/18	$7,751,174
GBP	73,803,000	USD	97,084,156	JPMorgan Chase Bank N.A.	02/16/18	7,759,597
NZD	123,740,000	USD	85,272,328	JPMorgan Chase Bank N.A.	02/22/18	5,894,659
GBP	73,557,000	USD	96,780,784	JPMorgan Chase Bank N.A.	02/23/18	7,739,985
JPY	10,719,588,000	USD	95,503,824	Barclays Bank PLC	03/08/18	2,871,777
EUR	151,012,000	USD	178,284,767	UBS AG	03/15/18	9,707,623
JPY	12,821,155,000	USD	113,554,201	Goldman Sachs International	03/15/18	4,160,076
EUR	116,364,000	USD	137,780,212	UBS AG	03/16/18	7,089,695
SEK	812,136,429	EUR	82,146,000	Deutsche Bank AG	03/22/18	1,090,851
SEK	812,433,830	EUR	82,147,000	BNP Paribas S.A.	03/29/18	1,129,955
EUR	151,435,000	USD	179,132,462	UBS AG	04/12/18	9,753,888
JPY	17,235,350,000	USD	155,516,506	Deutsche Bank AG	04/12/18	3,005,865
JPY	17,235,200,000	USD	155,651,385	BNP Paribas S.A.	04/19/18	2,939,310
JPY	16,406,000,000	USD	148,134,103	Goldman Sachs International	04/20/18	2,836,143
NOK	593,728,000	USD	76,604,134	Morgan Stanley & Co. International PLC	04/27/18	621,433

						74,352,031

USD	88,500,085	NZD	123,740,000	JPMorgan Chase Bank N.A.	02/22/18	(2,666,901)
USD	23,255,488	EUR	19,365,856	UBS AG	02/26/18	(824,540)
USD	79,870,487	EUR	64,308,478	UBS AG	02/26/18	(92,411)
USD	127,246,448	EUR	107,304,000	UBS AG	02/26/18	(6,178,241)
EUR	81,191,000	PLN	344,144,292	Deutsche Bank AG	03/16/18	(1,831,297)
USD	38,881,000	AUD	50,000,000	Citibank N.A.	04/06/18	(1,401,646)
USD	86,888,047	MXN	1,703,249,000	UBS AG	04/12/18	(3,587,985)
USD	98,256,371	AUD	129,198,000	Deutsche Bank AG	04/13/18	(5,833,312)
USD	220,315,885	AUD	275,462,000	Goldman Sachs International	04/26/18	(1,616,581)

						(24,032,914)

Net Unrealized Appreciation						$50,319,117

13

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Allocation Fund, Inc.

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid	Unrealized Depreciation
5Y-30Y CMS Index Cap	0.60%	Goldman Sachs International	11/06/18	USD 777,469	$299,567	$2,384,239	$(2,084,672)

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
5-Year Interest Rate Swap, 04/26/23	3-Month LIBOR	Semi-annual	2.15	Quarterly	Goldman Sachs International	04/24/18	2.15	USD	2,512,116	$746,400
10-Year Interest Rate Swap, 07/11/28	3-Month LIBOR	Semi-annual	2.42	Quarterly	Goldman Sachs International	07/09/18	2.42	USD	986,296	4,293,907

										$5,040,307

Put
5-Year Interest Rate Swap, 04/06/23	1.07	Semi-annual	6-Month JPY LIBOR	Semi-annual	Deutsche Bank AG	04/04/18	1.07	JPY	12,739,074	51
30-Year Interest Rate Swap, 05/04/48	2.75	Semi-annual	3-Month LIBOR	Quarterly	Goldman Sachs International	05/02/18	2.75	USD	120,387	4,340,110

										$4,340,161

										$9,380,468

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Topix Index	Citibank N.A.	8,764,699	02/09/18	JPY	1,900.00	JPY	16,098,212	$86,875
S&P 500 Index	BNP Paribas S.A.	218,968	02/16/18	USD	2,875.00	USD	618,324	1,565,621
SPDR Gold Trust ETF	Morgan Stanley & Co. International PLC	1,258,820	02/16/18	USD	130.00	USD	160,688	560,175
S&P 500 Index	Deutsche Bank AG	207,032	02/28/18	USD	2,815.00	USD	584,619	8,540,070
Topix Index	Morgan Stanley & Co. International PLC	9,908,876	03/09/18	JPY	1,800.00	JPY	18,199,733	5,191,744
Topix Index	Morgan Stanley & Co. International PLC	12,085,816	03/09/18	JPY	1,900.00	JPY	22,198,141	1,172,688
S&P 500 Index	BNP Paribas S.A.	194,639	03/16/18	USD	2,900.00	USD	549,624	2,481,647
S&P 500 Index	Bank of America N.A.	141,126	03/16/18	USD	2,800.00	USD	398,513	8,672,193

14

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Allocation Fund, Inc.

OTC Options Purchased (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	UBS AG	82,777	03/16/18	USD	$2,780.00	USD	233,747	$6,270,358
SPDR Gold Trust ETF	Morgan Stanley & Co. International PLC	1,256,777	03/16/18	USD	127.00	USD	160,428	3,085,387
EUR Currency	UBS AG	—	03/27/18	EUR	1.20	EUR	1,023,320	49,479,719
S&P 500 Index	Societe Generale	116,937	03/29/18	USD	2,850.00	USD	330,208	4,589,777
S&P 500 Index	Citibank N.A.	60,887	04/20/18	USD	2,875.00	USD	171,933	2,207,154
S&P 500 Index	Morgan Stanley & Co. International PLC	48,711	04/20/18	USD	2,875.00	USD	137,551	1,765,774
SPDR Gold Trust ETF	Morgan Stanley & Co. International PLC	616,098	04/20/18	USD	127.00	USD	78,645	2,002,318
EUR Currency	Barclays Bank PLC	—	05/18/18	EUR	1.19	EUR	507,587	32,242,031
SPDR Gold Trust ETF	Morgan Stanley & Co. International PLC	986,698	05/18/18	USD	129.00	USD	125,952	2,758,965
SPDR Gold Trust ETF	Societe Generale	1,232,138	06/15/18	USD	130.00	USD	157,282	3,591,682
Euro STOXX 50 Index	Deutsche Bank AG	15,600	09/21/18	EUR	3,426.55	EUR	56,305	4,302,768
BP PLC	UBS AG	3,155,985	01/18/19	USD	40.00	USD	22,516	13,097,334
Chevron Corp.	UBS AG	1,000,733	01/18/19	USD	125.00	USD	125,442	9,281,799
ConocoPhillips	UBS AG	1,663,706	01/18/19	USD	52.50	USD	97,843	15,971,578
Exxon Mobil Corp.	UBS AG	680,375	01/18/19	USD	95.00	USD	59,397	1,561,461
Occidental Petroleum Corp.	UBS AG	1,462,156	01/18/19	USD	75.00	USD	109,618	8,809,490
Royal Dutch Shell, Class A	UBS AG	1,801,474	01/18/19	USD	60.00	USD	126,536	19,455,908
Schlumberger Ltd.,	UBS AG	984,842	01/18/19	USD	90.00	USD	72,465	1,890,897
Suncor Energy, Inc.	UBS AG	2,124,878	01/18/19	USD	35.00	USD	94,685	8,499,512
TOTAL SA	UBS AG	2,170,035	01/18/19	USD	60.00	USD	125,992	5,425,087

								$224,560,012

Put
S&P 500 Index	Deutsche Bank AG	121,785	02/28/18	USD	2,625.00	USD	$343,898	505,408
SPDR Gold Trust ETF	Societe Generale	985,712	06/15/18	USD	110.00	USD	125,826	167,571

								$672,979

								$225,232,991

OTC Barrier Options Written

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
Euro STOXX 50 Index	Down-and-In	Deutsche Bank AG	15,600	09/21/18	EUR	2,586.07	EUR	2,165.83	EUR	56,305	$(224,554)

15

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
5-Year Interest Rate Swap, 04/26/23	1.90	Semi-annual	6-Month LIBOR	Quarterly	Goldman Sachs International	04/24/18	1.90	USD	2,512,116	$(162,810)
Put
5-Year Interest Rate Swap, 04/26/23	3-Month LIBOR	Semi-annual	2.40	Quarterly	Goldman Sachs International	04/24/18	2.40	USD	1,256,058	(16,255,022)
5-Year Interest Rate Swap, 05/04/23	3-Month LIBOR	Semi-annual	2.50	Quarterly	Goldman Sachs International	05/02/18	2.50	USD	550,706	(5,332,019)
10-Year Interest Rate Swap, 07/11/28	3-Month LIBOR	Semi-annual	2.82	Quarterly	Goldman Sachs International	07/09/18	2.82	USD	986,296	(14,084,527)

										$(35,834,378)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR Gold Trust ETF	Morgan Stanley & Co. International PLC	1,256,777	03/16/18	USD	140.00	USD	160,428	$(182,233)
SPDR Gold Trust ETF	Morgan Stanley & Co. International PLC	616,098	04/20/18	USD	140.00	USD	78,645	(206,393)
SPDR Gold Trust ETF	Societe Generale	1,232,138	06/15/18	USD	145.00	USD	157,282	(554,462)
FleetCor Technologies, Inc.	Barclays Bank PLC	123,669	01/18/19	USD	180.00	USD	26,280	(5,441,436)
Pioneer Natural Resources Co.	UBS AG	263,135	01/18/19	USD	165.00	USD	48,130	(9,328,136)
United Continental Holdings, Inc.	Deutsche Bank AG	325,526	01/18/19	USD	75.00	USD	22,077	(2,115,919)

								$(17,828,579)

Put
S&P 500 Index	Deutsche Bank AG	121,785	02/28/18	USD	2,700.00	USD	343,898	$(1,029,083)
Topix Index	Morgan Stanley & Co. International PLC	9,908,876	03/09/18	JPY	1,650.00	JPY	18,199,732	(228,950)
SPDR Gold Trust ETF	Morgan Stanley & Co. International PLC	616,098	04/20/18	USD	115.00	USD	78,645	(103,233)
SPDR Gold Trust ETF	Societe Generale	985,712	06/15/18	USD	115.00	USD	125,826	(342,515)
BP PLC	UBS AG	3,155,984	01/18/19	USD	25.00	USD	22,516	(631,197)
Chevron Corp.	UBS AG	1,000,733	01/18/19	USD	80.00	USD	125,442	(800,586)
ConocoPhillips	UBS AG	1,663,706	01/18/19	USD	35.00	USD	97,843	(756,986)
Exxon Mobil Corp.	UBS AG	680,375	01/18/19	USD	60.00	USD	59,397	(381,010)
Occidental Petroleum Corp.	UBS AG	1,462,156	01/18/19	USD	45.00	USD	109,618	(811,497)
Schlumberger Ltd.	UBS AG	984,842	01/18/19	USD	60.00	USD	72,465	(2,363,621)
Suncor Energy, Inc.	UBS AG	2,124,878	01/18/19	USD	25.00	USD	94,685	(1,168,683)

								$(8,617,361)

								$(26,445,940)

16

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Allocation Fund, Inc.

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.29. V1	5.00%	Quarterly	12/20/22	USD	88,404	$(7,397,193)	$(6,163,970)	$(1,233,223)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR	Quarterly	2.40%	Semi-annual	03/07/18(a)	03/07/23	USD	516,913	$(5,290,177)	$4,042	$(5,294,219)
0.42%	Annual	6-Month EURIBOR	Semi-annual	03/07/18(a)	03/07/23	EUR	457,468	2,474,501	3,798	2,470,703
0.34	Annual	6-Month EURIBOR	Semi-annual	06/14/18(a)	06/14/23	EUR	423,462	6,526,383	6,021	6,520,362
3-Month LIBOR	Quarterly	2.33	Semi-annual	06/14/18(a)	06/14/23	USD	528,083	(8,455,531)	6,392	(8,461,923)
0.37	Annual	6-Month EURIBOR	Semi-annual	N/A	08/15/26	EUR	168,618	9,689,752	4,937	9,684,815
3-Month LIBOR	Quarterly	2.73	Semi-annual	07/25/18(a)	07/25/28	USD	281,278	(1,809,333)	4,973	(1,814,306)
1.08	Annual	6-Month EURIBOR	Semi-annual	07/25/18(a)	07/25/28	EUR	197,387	2,263,104	4,290	2,258,814

								$5,398,699	$34,453	$5,364,246

(a)	Forward swaps.

OTC Currency Swaps

Paid by the Fund		Received by the Fund		Notional Amount (000)		Received		Counterparty	Termination Date(a)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Delivered
0.10 JPY	Semi-annual	1.84%	Semi-annual	JPY	10,596,100	USD	94,118	Bank of America N.A.	03/15/18	$(2,406,198)	—	$(2,406,198)
0.10 JPY	Semi-annual	1.96	Semi-annual	JPY	15,929,100	USD	140,468	Bank of America N.A.	03/15/18	(4,555,711)	—	(4,555,711)
0.10 JPY	Semi-annual	2.01	Semi-annual	JPY	24,956,150	USD	241,239	Bank of America N.A.	10/15/18	13,153,528	—	13,153,528

										$6,191,619	—	$6,191,619

(a)	At termination date, the notional amount delivered will be exchanged for the notional amount received.

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid (Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY	2,587,893,300	BNP Paribas S.A.	04/02/18	JPY	2,587,893	$2,911,237	$—	$2,911,237
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY	2,613,262,500	BNP Paribas S.A.	04/02/18	JPY	2,613,263	1,587,469	—	1,587,469
S&P 500 Index Annual Dividend Future December 2018	USD	30,632,938	BNP Paribas S.A.	12/21/18	USD	30,633	4,062,550	—	4,062,550
SGX Nikkei Stock Average Dividend Point Index Future April 2019	JPY	2,680,496,000	BNP Paribas S.A.	04/01/19	JPY	2,680,496	6,851,113	—	6,851,113
SGX Nikkei Stock Average Dividend Point Index Future April 2019	JPY	1,350,937,500	BNP Paribas S.A.	04/01/19	JPY	1,350,938	3,367,697	—	3,367,697
Euro Stoxx 50 Index Dividend Future December 2019	EUR	13,729,500	BNP Paribas S.A.	12/20/19	EUR	13,730	4,542,210	—	4,542,210
Euro Stoxx 50 Index Dividend Future December 2019	EUR	9,746,040	BNP Paribas S.A.	12/20/19	EUR	9,746	3,315,285	—	3,315,285
Euro Stoxx 50 Index Dividend Future December 2019	EUR	7,065,150	BNP Paribas S.A.	12/20/19	EUR	7,065	2,470,051	—	2,470,051

17

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps (continued)

Reference Entity	Fixed Amount Paid (Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Euro Stoxx 50 Index Dividend Future December 2019	EUR	10,608,960	BNP Paribas S.A.	12/20/19	EUR	10,609	$3,331,177	$—	$3,331,177
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY	2,223,600,000	BNP Paribas S.A.	04/01/20	JPY	2,223,600	8,686,452	—	8,686,452
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY	1,825,270,000	BNP Paribas S.A.	04/01/20	JPY	1,825,270	6,515,343	—	6,515,343
Euro Stoxx 50 Index Dividend Future December 2020	EUR	11,021,390	BNP Paribas S.A.	12/18/20	EUR	11,021	2,892,885	—	2,892,885
Euro Stoxx 50 Index Dividend Future December 2020	EUR	12,064,050	BNP Paribas S.A.	12/18/20	EUR	12,064	5,023,620	—	5,023,620
Euro Stoxx 50 Index Dividend Future December 2020	EUR	3,992,300	BNP Paribas S.A.	12/18/20	EUR	3,992	1,674,540	—	1,674,540
Euro Stoxx 50 Index Dividend Future December 2020	EUR	3,283,830	BNP Paribas S.A.	12/18/20	EUR	3,284	1,405,583	—	1,405,583
Euro Stoxx 50 Index Dividend Future December 2020	EUR	4,010,240	BNP Paribas S.A.	12/18/20	EUR	4,010	1,709,564	—	1,709,564
Euro Stoxx 50 Index Dividend Future December 2020	EUR	3,492,060	BNP Paribas S.A.	12/18/20	EUR	3,492	1,500,773	—	1,500,773
Euro Stoxx 50 Index Dividend Future December 2020	EUR	3,001,440	BNP Paribas S.A.	12/18/20	EUR	3,001	1,297,668	—	1,297,668
S&P 500 Index Annual Dividend Future December 2020	USD	12,569,450	Goldman Sachs International	12/18/20	USD	12,569	3,098,150	—	3,098,150
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	526,875,000	BNP Paribas S.A.	04/01/21	JPY	526,875	1,009,893	—	1,009,893
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	1,489,920,000	BNP Paribas S.A.	04/01/21	JPY	1,489,920	4,280,736	—	4,280,736
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	738,707,500	BNP Paribas S.A.	04/01/21	JPY	738,708	2,244,330	—	2,244,330
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	353,080,000	BNP Paribas S.A.	04/01/21	JPY	353,080	1,014,445	—	1,014,445
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	393,210,000	BNP Paribas S.A.	04/01/21	JPY	393,210	1,160,429	—	1,160,429
Euro Stoxx 50 Index Dividend Future December 2021	EUR	2,981,290	BNP Paribas S.A.	12/17/21	EUR	2,981	220,797	—	220,797
Euro Stoxx 50 Index Dividend Future December 2021	EUR	5,690,160	BNP Paribas S.A.	12/17/21	EUR	5,690	944,869	—	944,869
Euro Stoxx 50 Index Dividend Future December 2021	EUR	5,510,880	BNP Paribas S.A.	12/17/21	EUR	5,511	1,358,156	—	1,358,156
Euro Stoxx 50 Index Dividend Future December 2021	EUR	5,304,500	BNP Paribas S.A.	12/17/21	EUR	5,305	1,579,313	—	1,579,313
Euro Stoxx 50 Index Dividend Future December 2021	EUR	5,903,300	BNP Paribas S.A.	12/17/21	EUR	5,903	521,327	—	521,327
S&P 500 Index Annual Dividend Future December 2021	USD	15,887,988	BNP Paribas S.A.	12/17/21	USD	15,888	4,745,125	—	4,745,125
SGX Nikkei Stock Average Dividend Point Index Future December 2022	JPY	1,509,120,000	BNP Paribas S.A.	04/01/22	JPY	1,509,120	4,333,498	—	4,333,498
SGX Nikkei Stock Average Dividend Point Index Future December 2022	JPY	532,500,000	BNP Paribas S.A.	04/01/22	JPY	532,500	1,032,793	—	1,032,793
SGX Nikkei Stock Average Dividend Point Index Future December 2012	JPY	755,250,000	BNP Paribas S.A.	04/01/22	JPY	755,250	2,065,861	—	2,065,861

18

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps (continued)

Reference Entity	Fixed Amount Paid (Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SGX Nikkei Stock Average Dividend Point Index Future December 2022	JPY	765,120,000	BNP Paribas S.A.	04/01/22	JPY	765,120	$2,070,019	$—	$2,070,019
Euro Stoxx 50 Index Dividend Future December 2022	EUR	11,348,860	BNP Paribas S.A.	12/16/22	EUR	11,349	1,346,585	—	1,346,585
Euro Stoxx 50 Index Dividend Future December 2022	EUR	5,584,320	BNP Paribas S.A.	12/16/22	EUR	5,584	957,384	—	957,384
Euro Stoxx 50 Index Dividend Future December 2022	EUR	2,730,000	BNP Paribas S.A.	12/16/22	EUR	2,730	515,243	—	515,243
Euro Stoxx 50 Index Dividend Future December 2022	EUR	5,466,780	BNP Paribas S.A.	12/16/22	EUR	5,467	1,072,004	—	1,072,004
SGX Nikkei Stock Average Dividend Point Index Future December 2023	JPY	528,750,000	BNP Paribas S.A.	04/03/23	JPY	528,750	1,127,828	—	1,127,828
SGX Nikkei Stock Average Dividend Point Index Future December 2023	JPY	535,000,000	JPMorgan Chase Bank N.A.	04/03/23	JPY	535,000	1,070,578	—	1,070,578
Euro Stoxx 50 Index Dividend Future December 2023	EUR	7,733,880	BNP Paribas S.A.	12/15/23	EUR	7,734	897,541	—	897,541

							$101,812,121	$—	$101,812,121

(a)	At termination date, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Derivatives

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps[1]	$34,453	$(6,163,970)	$20,935,694	$(16,803,671)
OTC Derivatives	—	—	114,965,649	(6,961,909)

19

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in these securities For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report. As of January 31, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$3,512,896	$—	$3,512,896
Belgium	—	154,036,514	—	154,036,514
Brazil	97,876,113	—	—	97,876,113
Canada	158,733,259	—	—	158,733,259
China	204,207,235	31,537,296	—	235,744,531
Czech Republic	16,933,662	—	—	16,933,662
Denmark	—	1,374,504	—	1,374,504
Finland	—	92,676,487	—	92,676,487
France	71,070,374	788,332,907	—	859,403,281
Germany	—	637,003,869	—	637,003,869
Hong Kong	30,330,273	280,091,709	—	310,421,982
India	5,311,648	554,443,365	—	559,755,013
Indonesia	36,521,063	—	—	36,521,063
Ireland	19,296,045	—	—	19,296,045
Israel	1,019,209	—	—	1,019,209
Italy	113,376,564	273,360,039	—	386,736,603
Japan	—	3,291,494,915	—	3,291,494,915
Mexico	1,605,539	—	—	1,605,539
Netherlands	—	551,509,691	—	551,509,691
Norway	—	724,525	—	724,525
Poland	153,605	706,760	—	860,365

20

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Allocation Fund, Inc.

	Level 1	Level 2	Level 3	Total
Portugal	38,338,171	—	—	38,338,171
Singapore	—	105,624,852	—	105,624,852
South Africa	497,337	420,773	—	918,110
South Korea	75,421,089	164,449,504	—	239,870,593
Spain	—	126,961,822	—	126,961,822
Sweden	—	2,192,974	—	2,192,974
Switzerland	—	486,557,851	—	486,557,851
Taiwan	67,761,892	177,391,323	—	245,153,215
Thailand	61,237,975	16,170,686	—	77,408,661
Turkey	—	850,153	—	850,153
United Arab Emirates	—	173,606,434	—	173,606,434
United Kingdom	288,857,314	810,939,052	—	1,099,796,366
United States	10,863,570,581	56,458,966	2,139,989	10,922,169,536
Corporate Bonds	183,794,751	698,071,273	131,525,072	1,013,391,096
Floating Rate Loan Interests	—	130,135,876	—	130,135,876
Foreign Agency Obligations	—	3,780,305,212	—	3,780,305,212
Investment Companies	1,604,332,668	—	—	1,604,332,668
Non-Agency Mortgage-Backed Securities	—	43,226,318	—	43,226,318
Capital Trusts	—	321,435,743	—	321,435,743
Preferred Stocks	254,374,386	620,575	506,956,219	761,951,180
Trust Preferred	74,899,407	136,280,935	—	211,180,342
U.S. Treasury Obligations	—	5,526,076,258	—	5,526,076,258
Rights	—	17	—	17
Warrants	—	—	213	213
Short-Term Securities:
Time Deposits	—	4,394,485	—	4,394,485
U.S. Treasury Obligations	—	4,841,685,736	—	4,841,685,736
Money Market Funds	17,505,845	—	—	17,505,845
Options Purchased:
Equity contracts	—	81,721,750	—	81,721,750
Foreign currency	—	143,511,241	—	143,511,241
Interest rate contracts	—	9,680,035	—	9,680,035

Subtotal	$14,287,026,005	$24,499,575,321	$640,621,493	$39,427,222,819

Investments Valued at NAV(a)				304,895,076

Total				39,732,117,895

Derivative Financial Instruments(b)
Assets:
Foreign currency exchange contracts	$—	$74,352,031	$—	$74,352,031
Equity contracts	—	101,812,121	—	101,812,121
Interest rate contracts	—	34,088,222	—	34,088,222
Liabilities:
Credit contracts	—	(1,233,223)	—	(1,233,223)
Equity contracts	(21,514,659)	(26,670,494)	—	(48,185,153)
Foreign currency exchange contracts	—	(24,032,914)	—	(24,032,914)
Interest rate contracts	—	(58,366,735)	—	(58,366,735)

Total	$(21,514,659)	$99,949,008	$—	$78,434,349

a)	As of January 31, 2018, certain of the Trust’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

21

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Allocation Fund, Inc.

(b)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended January 31, 2018, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Preferred Stocks	Warrants	Total
Assets:
Opening Balance, as of October 31, 2017	$2,257,426	$38,940,178	$601,457,562	$213	$642,655,379
Transfers into Level 3	—	84,427,000	—	—	84,427,000
Transfers out of Level 3	—	—	—	—	—
Accrued discounts (premiums)	—	1,431,024	—	—	1,431,024
Net realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)(b)	(117,437)	382,017	(94,501,343)	—	(94,236,763)
Purchases	—	8,622,200	—	—	8,622,200
Sales	—	(2,277,347)	—	—	(2,277,347)

Closing Balance, as of January 31, 2018	$2,139,989	$131,525,072	$506,956,219	$213	$640,621,493

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2018(b)	$(117,437)	382,017	$(94,501,343)	$—	$(94,236,763)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $84,624,718. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$2,139,989	Market	Estimated Recovery Value(a)	—	—
			Revenue Multiple(a)	6.50x	—
			Time to Exit(a)	0.9 years	—
			Volatility(a)	23%	—
Corporate Bonds	46,900,567	Income	Discount Rate(b)	19% - 26%	20.34%
		Market	Estimated Recovery Value(a)	—	—
Preferred Stocks(c)	506,956,219	Market	Revenue Multiple(a)	6.50x – 13.50x	9.83x
			Time to Exit(a)(b)	0.9 – 1.9 years	—
			Volatility(a)(b)	23% - 42%	28.60%
			Discount Rate(b)	20%	—
			Recent Transactions(a)	—	—

Total	$555,996,775

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

22

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Global Allocation Fund, Inc.

(b)	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.
(c)	For the period ended January 31, 2018, the valuation technique for certain investments in preferred stocks amounting to $70,271,243 changed to a hybrid model using Probability-Weighted Expected Return Model (“PWERM”) and Option Pricing Model (“OPM”). The investments were previously valued utilizing PWERM only. The change was due to consideration of liquidation preferences and exit strategy.

23

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 21, 2018